Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses (Tables) [Line Items]
Schedule of accrued expenses
	December 31,
	2020	2019
External research and development	$9,870	$—
Accrued professional services	723	116
Accrued consulting	334	424
Accrued compensation	120	524
Other	118	50
Total accrued expenses	$11,165	$1,114

EQRx, INC. [Member]
Accrued Expenses (Tables) [Line Items]
Schedule of accrued expenses
	September 30, 2021	December 31, 2020
External research and development	$11,567	$9,870
Accrued professional services	2,187	723
Accrued consulting	1,256	334
Accrued compensation	4,874	120
Other	300	118
Total accrued expenses	$20,184	$11,165